Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 92.0%
	Canada 2.7%
29,043	Brookfield Corp.	$946,181

	France 6.8%
1,493	L’Oreal SA	667,139
1,326	LVMH Moet Hennessy Louis Vuitton SE	1,217,152
3,304	Safran SA	489,115
		2,373,406
	Germany 3.8%
10,653	SAP SE	1,345,166

	Hong Kong 1.8%
60,791	AIA Group Ltd.	637,537

	Netherlands 4.1%
2,133	ASML Holding NV	1,453,535

	Switzerland 5.9%
10,020	Nestle SA	1,221,744
9,192	Novartis AG	843,996
		2,065,740
	United Kingdom 6.6%
26,723	Diageo PLC	1,192,632
14,543	Reckitt Benckiser Group PLC	1,106,390
		2,299,022
	United States 60.3%
4,512	Alphabet, Inc. - Class A (a)	468,030
11,118	Alphabet, Inc. - Class C (a)	1,156,272
10,252	Amazon.com, Inc. (a)	1,058,929
6,284	Apple, Inc.	1,036,231
700	Chipotle Mexican Grill, Inc. (a)	1,195,803
6,209	Eversource Energy	485,916
3,288	HCA Healthcare, Inc.	866,980
12,752	Intercontinental Exchange, Inc.	1,329,906
3,163	Intuit, Inc.	1,410,160
5,466	Lowe’s Companies, Inc.	1,093,036
3,643	Mastercard, Inc. - Class A	1,323,903
4,143	McDonald’s Corp.	1,158,424
5,746	Microsoft Corp.	1,656,572
2,732	PepsiCo, Inc.	498,044
3,556	Trane Technologies PLC	654,233
19,285	U.S. Bancorp	695,224
2,155	UnitedHealth Group, Inc.	1,018,431
6,815	Visa, Inc. - Class A	1,536,510
6,486	WEC Energy Group, Inc.	614,808
8,793	Xcel Energy, Inc.	593,000
9,860	Yum! Brands, Inc.	1,302,309
		21,152,721
	Total Common Stocks
	(Cost $21,105,901)	32,273,308

	Total Investments 92.0%
	(Cost $21,905,901)	32,273,308

	Other Assets in Excess of Liabilities 8.0%	2,815,613

	TOTAL NET ASSETS 100.0%	$35,088,921

(a) Non-Income Producing.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 90.0%
	Canada 2.6%
9,192	Brookfield Corp.	$299,462

	France 6.5%
444	L’Oreal SA	198,399
418	LVMH Moet Hennessy Louis Vuitton SE	383,687
1,045	Safran SA	154,699
		736,785
	Germany 3.8%
3,364	SAP SE	424,776

	Hong Kong 1.8%
19,137	AIA Group Ltd.	200,697

	Netherlands 4.1%
677	ASML Holding NV	461,342

	Switzerland 5.8%
3,159	Nestle SA	385,179
2,898	Novartis AG	266,090
		651,269
	United Kingdom 6.4%
8,431	Diageo PLC	376,271
4,592	Reckitt Benckiser Group PLC	349,346
		725,617
	United States 59.0%
1,321	Alphabet, Inc. - Class A (a)	137,027
3,388	Alphabet, Inc. - Class C (a)	352,352
3,234	Amazon.com, Inc. (a)	334,040
1,991	Apple, Inc.	328,316
222	Chipotle Mexican Grill, Inc. (a)	379,240
1,966	Eversource Energy	153,859
1,039	HCA Healthcare, Inc.	273,964
4,027	Intercontinental Exchange, Inc.	419,976
998	Intuit, Inc.	444,938
1,735	Lowe’s Companies, Inc.	346,948
1,152	Mastercard, Inc. - Class A	418,648
1,306	McDonald’s Corp.	365,171
1,814	Microsoft Corp.	522,976
864	PepsiCo, Inc.	157,507
1,121	Trane Technologies PLC	206,242
5,794	U.S. Bancorp	208,874
683	UnitedHealth Group, Inc.	322,779
2,150	Visa, Inc. - Class A	484,739
2,027	WEC Energy Group, Inc.	192,140
2,757	Xcel Energy, Inc.	185,932
3,114	Yum! Brands, Inc.	411,297
		6,646,965
	Total Common Stocks
	(Cost $7,330,549)	10,146,913

Principal Amount
SHORT-TERM INVESTMENTS 4.1%
	Money Market Deposit Account 4.1%
$466,512	U.S. Bank N.A., 3.760% (b)	466,512
	Total Short-Term Investments
	(Cost $466,512)	466,512

	Total Investments 94.1%
	(Cost $7,797,061)	10,613,425

	Other Assets in Excess of Liabilities 5.9%	659,752

	TOTAL NET ASSETS 100.0%	$11,273,177

(a) Non-Income Producing.
(b) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

Frontier MFG Global Sustainable Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 90.7%
	Germany 4.1%
9,998	SAP SE	$1,262,459

	Spain 2.1%
3,946	Aena SME SA	638,104

	Switzerland 7.4%
8,678	Nestle SA	1,058,113
13,009	Novartis AG	1,194,467
		2,252,580
	United Kingdom 7.3%
13,678	Reckitt Benckiser Group PLC	1,040,583
22,698	Unilever PLC	1,174,986
		2,215,569
	United States 69.8%
18,833	Alphabet, Inc. - Class C (a)	1,958,631
11,989	Amazon.com, Inc. (a)	1,238,344
2,896	American Tower Corp.	591,769
307	Booking Holdings, Inc. (a)	814,290
744	Chipotle Mexican Grill, Inc. (a)	1,270,968
5,124	Dollar General Corp.	1,078,397
7,374	Eversource Energy	577,089
9,905	Intercontinental Exchange, Inc.	1,032,992
2,435	Mastercard, Inc. - Class A	884,903
2,021	McDonald’s Corp.	565,092
8,107	Meta Platforms, Inc. - Class A (a)	1,718,198
7,965	Microsoft Corp.	2,296,310
10,482	PayPal Holdings, Inc. (a)	796,003
4,385	Salesforce, Inc. (a)	876,035
4,108	The Procter & Gamble Co.	610,819
30,366	U.S. Bancorp	1,094,694
1,796	UnitedHealth Group, Inc.	848,772
3,929	Visa, Inc. - Class A	885,832
4,004	Walmart, Inc.	590,390
11,158	Yum! Brands, Inc.	1,473,748
		21,203,276
	Total Common Stocks
	(Cost $25,300,084)	27,571,988

Principal Amount
SHORT-TERM INVESTMENTS 6.5%
	Money Market Deposit Account 6.5%
$1,979,476	U.S. Bank N.A., 3.760% (b)	1,979,476
	Total Short-Term Investments
	(Cost $1,979,476)	1,979,476

	Total Investments 97.2%
	(Cost $27,279,560)	29,551,464

	Other Assets in Excess of Liabilities 2.8%	836,971

	TOTAL NET ASSETS 100.0%	$30,388,435

(a) Non-Income Producing.
(b) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.4%
	Australia 4.8%
772,676	APA Group	$5,248,948
950,104	Atlas Arteria Ltd.	4,011,319
1,565,423	Transurban Group	14,947,251
		24,207,518
	Belgium 1.2%
46,649	Elia Group SA/NV	6,160,324

	Canada 14.4%
433,720	Algonquin Power & Utilities Corp.	3,639,205
112,709	Brookfield Renewable Corp. - Class A	3,941,271
143,779	Canadian Utilities Ltd. - Class A	4,006,450
176,790	Emera, Inc.	7,262,583
385,678	Enbridge, Inc.	14,705,133
315,758	Fortis, Inc.	13,422,343
379,897	Hydro One Ltd.	10,816,453
370,604	TC Energy Corp.	14,415,577
		72,209,015
	Chile 0.3%
5,139,087	Aguas Andinas SA - Class A	1,456,599

	France 6.0%
64,811	Aeroports de Paris	9,252,576
360,216	Getlink SE	5,932,649
131,112	Vinci SA	15,031,063
		30,216,288
	Germany 0.7%
67,539	Fraport AG Frankfurt Airport Services Worldwide (a)	3,404,644

	Hong Kong 1.5%
1,395,659	Power Assets Holdings Ltd.	7,487,464

	Italy 5.9%
155,553	ACEA SpA	2,126,947
343,794	Enav SpA	1,438,904
588,922	Italgas SpA	3,592,048
2,201,049	Snam SpA	11,670,100
1,275,399	Terna SpA	10,467,738
		29,295,737
	Mexico 3.3%
248,590	Grupo Aeroportuario del Centro Norte SAB de CV	2,776,151
277,960	Grupo Aeroportuario del Pacifico SAB de CV - Class B	5,422,379
175,827	Grupo Aeroportuario del Sureste SAB de CV - Class B	5,378,238
277,644	Promotora y Operadora de Infraestructura SAB de CV	2,769,661
		16,346,429
	Netherlands 0.6%
91,843	Koninklijke Vopak NV	3,242,624

	New Zealand 1.6%
1,064,220	Auckland International Airport Ltd.	5,791,474
808,841	Vector Ltd.	2,050,687
		7,842,161
	Portugal 0.3%
512,163	REN - Redes Energeticas Nacionais SGPS SA	1,500,083

	Spain 10.8%
93,507	Aena SME SA	15,120,934
379,921	Cellnex Telecom SA	14,774,300
190,428	Enagas SA	3,659,223
476,408	Ferrovial SA	14,029,038
354,374	Red Electrica Corp. SA	6,235,701
		53,819,196
	Switzerland 0.7%
19,482	Flughafen Zuerich AG	3,569,411

	United Kingdom 5.8%
1,129,742	National Grid PLC	15,281,945
190,844	Pennon Group PLC	2,062,054
164,753	Severn Trent PLC	5,852,480
446,593	United Utilities Group PLC	5,844,738
		29,041,217
	United States 39.5%
13,401	ALLETE, Inc.	862,622
61,175	Alliant Energy Corp.	3,266,745
57,385	Ameren Corp.	4,957,490
112,540	American Electric Power Co., Inc.	10,240,015
10,206	American States Water Co.	907,211
47,456	American Tower Corp.	9,697,159
42,624	American Water Works Co., Inc.	6,243,990
34,415	Atmos Energy Corp.	3,866,869
94,433	Avangrid, Inc.	3,765,988
12,011	Avista Corp.	509,867
16,787	Black Hills Corp.	1,059,260
14,142	California Water Service Group	823,064
136,779	CenterPoint Energy, Inc.	4,029,509
1,671	Chesapeake Utilities Corp.	213,871
70,892	CMS Energy Corp.	4,351,351
81,335	Consolidated Edison, Inc.	7,781,319
73,394	Crown Castle International Corp.	9,823,053
180,347	Dominion Energy Corp.	10,083,201
42,993	DTE Energy Co.	4,709,453
96,142	Duke Energy Corp.	9,274,819
45,179	Entergy Corp.	4,867,586
64,753	Essential Utilities, Inc.	2,826,468
56,048	Evergy, Inc.	3,425,654
81,649	Eversource Energy	6,389,851
224,515	Exelon Corp.	9,404,933
127,521	FirstEnergy Corp.	5,108,491
13,307	IDACORP, Inc.	1,441,547
9,068	MGE Energy, Inc.	704,312
6,850	Middlesex Water Co.	535,122
99,921	NiSource, Inc.	2,793,791
7,085	Northwest Natural Holding Co.	336,963
9,420	NorthWestern Corp.	545,041
49,135	OGE Energy Corp.	1,850,424
13,966	ONE Gas, Inc.	1,106,526
22,074	Pinnacle West Capital Corp.	1,749,144
15,904	PNM Resources, Inc.	774,207
19,011	Portland General Electric Co.	929,448
162,437	PPL Corp.	4,514,124
116,962	Public Service Enterprise Group, Inc.	7,304,277
25,309	SBA Communications Corp.	6,607,421
68,977	Sempra Energy	10,426,563
7,821	SJW Group	595,413
13,542	Spire, Inc.	949,836
147,625	The Southern Co.	10,271,748
74,331	WEC Energy Group, Inc.	7,045,836
130,035	Xcel Energy, Inc.	8,769,560
		197,741,142
	Total Common Stocks
	(Cost $374,454,673)	487,539,852

CLOSED-END FUNDS 1.1%
	United Kingdom 1.1%
1,483,788	HICL Infrastructure PLC	2,839,471
1,396,055	International Public Partnerships Ltd.	2,495,016
		5,334,487
	Total Closed-End Funds
	(Cost $5,722,265)	5,334,487

Principal Amount
SHORT-TERM INVESTMENTS 1.4%
	Money Market Deposit Account 1.4%
$7,283,360	U.S. Bank N.A., 3.760% (b)	7,283,360
	Total Short-Term Investments
	(Cost $7,283,360)	7,283,360

	Total Investments 99.9%
	(Cost $387,460,298)	500,157,699

	Other Assets in Excess of Liabilities 0.1%	597,516

	TOTAL NET ASSETS 100.0%	$500,755,215

(a) Non-Income Producing.
(b) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

Frontier MFG Select Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.5%
	Australia 11.6%
1,084,021	Atlas Arteria Ltd.	$4,576,713
941,325	Transurban Group	8,988,127
		13,564,840
	Canada 2.9%
88,002	Enbridge, Inc.	3,355,341

	France 11.4%
20,267	Aeroports de Paris	2,893,366
103,756	Getlink SE	1,708,830
76,975	Vinci SA	8,824,639
		13,426,835
	Italy 5.2%
303,914	Italgas SpA	1,853,682
349,018	Snam SpA	1,850,515
300,157	Terna SpA	2,463,515
		6,167,712
	Netherlands 1.6%
52,095	Koninklijke Vopak NV	1,839,275

	New Zealand 0.7%
144,773	Auckland International Airport Ltd.	787,853

	Spain 12.9%
40,544	Aena SME SA	6,556,335
217,655	Ferrovial SA	6,409,402
121,778	Red Electrica Corp. SA	2,142,852
		15,108,589
	Switzerland 0.7%
4,765	Flughafen Zuerich AG	873,023

	United Kingdom 12.9%
499,466	National Grid PLC	6,756,243
82,941	Severn Trent PLC	2,946,293
419,586	United Utilities Group PLC	5,491,287
		15,193,823
	United States 37.6%
28,722	Alliant Energy Corp.	1,533,755
20,156	American Tower Corp.	4,118,677
10,141	American Water Works Co., Inc.	1,485,555
64,084	CMS Energy Corp.	3,933,476
16,579	Crown Castle International Corp.	2,218,933
112,196	CSX Corp.	3,359,148
49,171	Dominion Energy Corp.	2,749,151
68,140	Evergy, Inc.	4,164,717
44,921	Eversource Energy	3,515,517
20,662	Norfolk Southern Corp.	4,380,344
34,323	Sempra Energy	5,188,265
35,546	WEC Energy Group, Inc.	3,369,405
60,176	Xcel Energy, Inc.	4,058,269
		44,075,212
	Total Common Stocks
	(Cost $104,718,478)	114,392,503

Principal Amount
SHORT-TERM INVESTMENTS 1.1%
	Money Market Deposit Account 1.1%
$1,264,920	U.S. Bank N.A., 3.760% (b)	1,264,920
	Total Short-Term Investments
	(Cost $1,264,920)	1,264,920

	Total Investments 98.6%
	(Cost $105,983,398)	115,657,423

	Other Assets in Excess of Liabilities 1.4%	1,649,815

	TOTAL NET ASSETS 100.0%	$117,307,238

(a) Non-Income Producing.
(b) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

Frontier HyperiUS Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.1%
	France 10.5%
305	Hermes International	$617,706
552	Kering SA	360,142
412	LVMH Moet Hennessy Louis Vuitton SE	378,180
		1,356,028
	Luxembourg 5.3%
5,143	Spotify Technology SA (a)	687,208

	United States 82.3%
4,390	Airbnb, Inc. - Class A (a)	546,116
4,568	Alphabet, Inc. - Class A (a)	473,839
11,555	Amazon.com, Inc. (a)	1,193,516
7,477	Block, Inc. - Class A (a)	513,296
987	Costco Wholesale Corp.	490,411
1,063	Intuit, Inc.	473,917
1,499	Intuitive Surgical, Inc. (a)	382,950
1,144	Mastercard, Inc. - Class A	415,741
1,203	Meta Platforms, Inc. - Class A (a)	254,964
4,054	Microsoft Corp.	1,168,767
37,698	Palantir Technologies, Inc. (a)	318,548
2,534	Roku, Inc.- Class A (a)	166,788
2,306	Salesforce, Inc. (a)	460,693
2,466	ServiceNow, Inc. (a)	1,146,000
7,366	Tesla, Inc. (a)	1,528,149
2,334	Visa, Inc. - Class A	526,224
2,758	Workday, Inc. - Class A (a)	569,637
		10,629,556
	Total Common Stocks
	(Cost $14,688,512)	12,672,792

Principal Amount
SHORT-TERM INVESTMENTS 2.0%
	Money Market Deposit Account 2.0%
$262,833	U.S. Bank N.A., 3.760% (b)	262,833
	Total Short-Term Investments
	(Cost $262,833)	262,833

	Total Investments 100.1%
	(Cost $14,951,345)	12,935,625

	Liabilities in Excess of Other Assets (0.1)%	(10,093)

	TOTAL NET ASSETS 100.0%	$12,925,532

(a) Non-Income Producing.
(b) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

Investment Valuation – Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value in accordance with the Adviser’s fair valuation procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”) pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the 1940 Act. The Adviser uses its Valuation Committee to make any required fair value determinations.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs).

These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds’ securities as of March 31, 2023:

Global Equity Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$22,098,902	$10,174,406	$-	$32,273,308
Total Equity	22,098,902	10,174,406	-	32,273,308
Short-Term Investments	-	-	-	-
Total Investments in Securities	$22,098,902	$10,174,406	$-	$32,273,308

Global Plus Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$6,946,427	$3,200,486	$-	$10,146,913
Total Equity	6,946,427	3,200,486	-	10,146,913
Short-Term Investments	466,512	-	-	466,512
Total Investments in Securities	$7,412,939	$3,200,486	$-	$10,613,425

Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$21,203,276	$6,368,712	$-	$27,571,988
Total Equity	21,203,276	6,368,712	-	27,571,988
Short-Term Investments	1,979,476	-	-	1,979,476
Total Investments in Securities	$23,182,752	$6,368,712	$-	$29,551,464

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$287,753,185	$199,786,667	$-	$487,539,852
Closed-End Funds	-	5,334,487	-	5,334,487
Total Equity	287,753,185	205,121,154	-	492,874,339
Short-Term Investments	7,283,360	-	-	7,283,360
Total Investments in Securities	$295,036,545	$205,121,154	$-	$500,157,699

Select Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$47,430,553	$66,961,950	$-	$114,392,503
Total Equity	47,430,553	66,961,950	-	114,392,503
Short-Term Investments	1,264,920	-	-	1,264,920
Total Investments in Securities	$48,695,473	$66,961,950	$-	$115,657,423

HyperiUS Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$11,316,764	$1,356,028	$-	$12,672,792
Total Equity	11,316,764	1,356,028	-	12,672,792
Short-Term Investments	262,833	-	-	262,833
Total Investments in Securities	$11,579,597	$1,356,028	$-	$12,935,625

(a) See each Fund’s Schedule of Investments for sector or country classifications.

Tax Disclosure - Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.